Employee Benefit Plan	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
Employee Benefit Plan
Employee Benefit Plan

12.          Employee Benefit Plan

We maintain a simplified employee retirement plan, or SEP, which commenced on January 1, 2008. The SEP is a defined contribution plan; employee contributions are voluntary and are determined on an individual basis, limited by the maximum amounts allowable under federal tax regulations. We contribute up to 3% of each individual’s base salary as required under the safe-harbor provisions of Internal Revenue Service rules governing SEP plans. Our contributions vest immediately and are expensed when paid. We have recorded contribution expenses of $39,000 and $41,000 for the nine months ended September 29, 2012 and October 1, 2011, respectively.

9. Employee Benefit Plan

        We maintain a simplified employee retirement plan, or SEP, which commenced on January 1, 2008. The SEP is a defined contribution plan; employee contributions are voluntary and are determined on an individual basis, limited by the maximum amounts allowable under federal tax regulations. We contribute up to 3% of each individual's base salary as required under the safe-harbor provisions of Internal Revenue Service rules governing SEP plans. Our contributions vest immediately and are expensed when paid. We have recorded contributions of $52,000, $46,000 and $38,000 for the years ended December 31, 2011, 2010 and 2009, respectively.